DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue, by arrangement, disclosure

	As of December 31,
	2021	2022
	RMB	RMB
Deferred merchandise revenue	99,213	18,106
Deferred marketplace revenue	4,402	2,596
Deferred other revenue	2,137	1,046

Total deferred revenue	105,752	21,748